Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Rental Payments for Operating Leases

The following table sets forth the future minimum lease payments under these operating leases:

For the Three Months Ending March 31,	Amount
2023	$935,024
2024	924,598
2025	875,314
2026	885,260
2027	578,184
Thereafter	435,103
$4,633,483

The following table sets forth the future minimum lease payments under these operating leases:

For the period Ending December 31,	Amount
2022	$931,853
2023	936,109
2024	879,142
2025	880,254
2026	713,362
Thereafter	522,856
$4,863,576

Schedule of Operating Lease Costs

For the Three Months Ending March 31, 2022:
Operating cash flows from operating leases	$151,032
Weighted average remaining lease term – operating leases	5.1 years
Weighted average discount rate – operating leases	7.01%

For the Year Ending December 31,	2021	2020
Operating cash flows from operating leases	$729,549	$482,425
Weighted average remaining lease term – operating leases	5.4 years	5.1 years
Weighted average discount rate – operating leases	7.02%	7.96%